SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 10:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses:

	Year ended December 31,
	2021	2020	2019

Subcontractors and consultants	$1,654	$217	$21
Payroll and related expenses	719	90	59
Share-based compensation expense	99	18	14
Clinical trials expenses	357	-	-
Other expenses	31	29	42

	$2,860	$354	$136

b.	General and administrative expenses:

	Year ended December 31,
	2021	2020	2019

Professional services	$1,697	$727	$342
Payroll and related expenses	688	154	60
D&O insurance	935	360	-
Rent and office maintenance	210	37	33
Share-based compensation expense	713	20	75
Other expenses	105	19	43

	$4,348	$1,317	$553

c.	Financial expenses, net:

	Year ended December 31,
	2021	2020	2019

Interest expense and amortization of discount on convertible notes	$-	$987	$541
Issuance expenses	-	65	47
Bank fees	10	3	2
Change in fair value of derivative warrant liability	-	1,105	2
Exchange rate differences	22	2	(2)
Total financial expenses, net	$32	$2,162	$590